FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Long-term Investments	$ 891	$ 1,746
Amounts Receivable	2,473	2,672
Accounts Payable And Accrued Liabilities	11,675	9,469
Due To Related Parties	0	28
MXN [Member]
Statement [Line Items]
Cash	2,451	4,097
Due from related parties	2,310	1,402
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	6,478	0
Accounts Payable And Accrued Liabilities	(93,198)	(85,486)
Due To Related Parties	0	0
Finance Lease Obligations	(598)	(161)
Net Exposure	(82,557)	(80,148)
Us Dollar Equivalent	468	(4,136)
CDN [Member]
Statement [Line Items]
Cash	113	250
Due from related parties	0	0
Long-term Investments	1,204	2,365
Reclamation Bonds	6	4
Amounts Receivable	56	34
Accounts Payable And Accrued Liabilities	(346)	(108)
Due To Related Parties	(135)	(135)
Finance Lease Obligations	(256)	(343)
Net Exposure	642	2,067
Us Dollar Equivalent	$ (43)	$ 1,526